Transactions with Related Parties (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Transactions with Related Parties
Total deposits with related parties	$ 3,395,113	$ 16,363,334
Amount paid to CFSG	$ 66,568	$ 62,036